Insurance (Details) (10-K) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Payable to OMH	$ 662	$ 217	$ 172
Insurance claims and policyholder liabilities	747	229
unearned premium and claim reserves and liability of benefit reserves	1,409	446
Insurance claims and policyholder liabilities assumed from other insurers	346	58
Current tax receivable	107	22
Affiliated Entity [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Insurance claims and policyholder liabilities assumed from other insurers	0	43
Financial Guarantee Insurance Product Line [Member] | Third-Party Beneficiaries [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Unearned premiums	66	0
Benefit reserves	113	107
Claim reserves	22	5
Insurance claims and policyholder liabilities	201	112
Financial Guarantee Insurance Product Line [Member] | Payable to OMH [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Unearned premiums	574	194
Claim reserves	88	23
Payable to OMH	662	217
Non Financial Guarantee Insurance Segment [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Unearned premiums	91	0
Benefit reserves	388	75
Claim reserves	67	42
Insurance claims and policyholder liabilities	546	117
Non Affiliated Entity [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Insurance claims and policyholder liabilities assumed from other insurers	346	15
Current tax receivable	107	$ 22
Non Affiliated Entity [Member] | OneMain [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Current tax receivable	$ 85